Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity
Schedule of capital stock

At December 31, 2012, our capital stock consists of the following:

Preferred stock:

Series	Authorized	Issued and Outstanding
A	10,000	10,000
B	1	1

	10,001	10,001
Unissued	9,999	—

	20,000	10,001

Common stock:

Series	Authorized	Issued	Treasury	Outstanding
A	181,612	181,612	—	181,612
B	159,579	—	—	—
C	133,383	66,185	—	66,185
D	143,108	143,108	—	143,108
E	769,230	769,230	—	769,230

	1,386,912	1,160,135	—	1,160,135
Nonseries	593,088	594,446	2,625	591,821

	1,980,000	1,754,581	2,625	1,751,956

Summary of percentage of stock dividend Series A and Series B preferred shareholders would receive at each specified level of prepetition lender recovery

Prepetition Lender Recovery Level	% Stock Dividend to Series A Preferred	% Stock Dividend to Series B Preferred
$525 million	5%	—
$650 million	5%	—
$700 million	5%	—
$736 million	14%	3%